Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
7.	Earnings per share
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss that is attributable to ordinary shareholders of the Bank by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss that is attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.
The calculation of the earnings per share is detailed below:

Accounts	December 31, 2021	December 31, 2020	December 31, 2019

Numerator:
Profit attributable to owners of the Bank	9,398,606	15,171,190	32,935,417
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	9,398,606	15,171,190	32,935,417
Denominator:
Weighted average of outstanding ordinary shares for the year	612,710,079	612,710,079	612,671,108
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,710,079	612,710,079	612,671,108
Basic earnings per share (1)	15.3394	24.7608	53.7571
Diluted earnings per share (1)	15.3394	24.7608	53.7571

(1)	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.